Cash and Restricted Cash (Details) - Schedule of Cash and Restricted Cash - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Restricted Cash [Abstract]
Cash	$ 28,953,780	$ 11,159,610	$ 15,098,151
Restricted Cash	2,142,615	3,242,989	653,324
Total cash and restricted cash presented in the consolidated statement of cash flows	$ 31,096,395	$ 14,402,599	$ 15,751,475